VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.6%
Consumer Discretionary—6.7%
Aptiv plc(1)	125,833	$10,849
Brunswick Corp.	83,417	5,275
JD.com, Inc. ADR	185,030	6,472
LGI Homes, Inc.(1)	91,051	4,708
Winnebago Industries, Inc.	160,507	5,368
YETI Holdings, Inc.(1)	154,633	5,131
		37,803

Consumer Staples—1.7%
Tyson Foods, Inc. Class A	175,388	9,524
Energy—6.5%
Coterra Energy, Inc.	109,685	2,594
Devon Energy Corp.	179,027	6,277
Helmerich & Payne, Inc.	156,991	3,468
HF Sinclair Corp.	135,807	7,108
Matador Resources Co.	121,272	5,449
Ovintiv, Inc.	154,336	6,232
Schlumberger N.V.	175,419	6,029
		37,157

Financials—23.8%
Citizens Financial Group, Inc.	118,480	6,298
Commerce Bancshares, Inc.	182,334	10,896
Community Financial System, Inc.	198,520	11,641
East West Bancorp, Inc.	59,932	6,380
First Financial Bankshares, Inc.	322,502	10,852
Glacier Bancorp, Inc.	247,968	12,069
Home BancShares, Inc.	96,825	2,740
Independent Bank Corp.	92,630	6,407
Lakeland Financial Corp.	193,373	12,415
M&T Bank Corp.	28,805	5,692
Northern Trust Corp.	43,593	5,868
Old National Bancorp	253,660	5,568
Pinnacle Financial Partners, Inc.	62,335	5,846
Ryan Specialty Holdings, Inc. Class A	73,900	4,165
T. Rowe Price Group, Inc.	53,111	5,451
Truist Financial Corp.	121,625	5,561
U.S. Bancorp	116,250	5,618
UMB Financial Corp.	49,899	5,906
Walker & Dunlop, Inc.	67,902	5,678
		135,051

Health Care—10.2%
Addus HomeCare Corp.(1)	49,589	5,851
BioMarin Pharmaceutical, Inc.(1)	69,853	3,783
Bio-Techne Corp.	72,756	4,047
Cooper Cos., Inc. (The)(1)	78,611	5,390
Exelixis, Inc.(1)	286,803	11,845
HCA Healthcare, Inc.	14,174	6,041
	Shares	Value

Health Care—continued
IQVIA Holdings, Inc.(1)	29,167	$5,540
Jazz Pharmaceuticals plc(1)	21,376	2,817
Universal Health Services, Inc. Class B	33,494	6,848
Veeva Systems, Inc. Class A(1)	19,764	5,888
		58,050

Industrials—15.9%
Alaska Air Group, Inc.(1)	98,954	4,926
Allegion plc	33,159	5,881
C.H. Robinson Worldwide, Inc.	43,585	5,770
Flowserve Corp.	106,495	5,659
Genpact Ltd.	96,789	4,054
JBT Marel Corp.	40,027	5,622
Lyft, Inc. Class A(1)	365,407	8,042
MonotaRO Co., Ltd. Unsponsored ADR	140,166	2,031
Mueller Industries, Inc.	59,915	6,058
Oshkosh Corp.	40,453	5,247
RB Global, Inc.	37,820	4,098
Stanley Black & Decker, Inc.	170,400	12,666
Toro Co. (The)	70,614	5,381
Trex Co., Inc.(1)	92,526	4,781
Werner Enterprises, Inc.	152,997	4,027
Xylem, Inc.	39,639	5,847
		90,090

Information Technology—6.4%
Littelfuse, Inc.	25,513	6,608
Marvell Technology, Inc.	75,679	6,362
MKS, Inc.	69,086	8,551
Monolithic Power Systems, Inc.	7,973	7,340
Okta, Inc. Class A(1)	29,278	2,685
Twilio, Inc. Class A(1)	22,531	2,255
Tyler Technologies, Inc.(1)	5,134	2,686
		36,487

Materials—8.0%
Ashland, Inc.	106,760	5,115
Axalta Coating Systems Ltd. (1)	189,661	5,428
Ball Corp.	106,705	5,380
DuPont de Nemours, Inc.	73,969	5,762
Eastman Chemical Co.	70,002	4,414
FMC Corp.	141,420	4,756
Kaiser Aluminum Corp.	73,385	5,662
Newmont Corp.	47,932	4,041
Stepan Co.	105,382	5,027
		45,585

Real Estate—14.1%
Alexandria Real Estate Equities, Inc.	153,438	12,788
	Shares	Value

Real Estate—continued
American Tower Corp.	24,323	$4,678
CoStar Group, Inc.(1)	45,306	3,822
Equity Residential	77,157	4,994
Essex Property Trust, Inc.	19,155	5,127
First Industrial Realty Trust, Inc.	231,184	11,899
Getty Realty Corp.	176,679	4,740
Invitation Homes, Inc.	155,012	4,547
Mid-America Apartment Communities, Inc.	33,622	4,698
PotlatchDeltic Corp.	144,484	5,888
Rexford Industrial Realty, Inc.	307,441	12,639
SBA Communications Corp. Class A	22,903	4,428
		80,248

Utilities—5.3%
AES Corp. (The)	518,356	6,822
Ameren Corp.	54,635	5,703
Essential Utilities, Inc.	134,367	5,361
Eversource Energy	89,357	6,357
NextEra Energy, Inc.	79,232	5,981
		30,224

Total Common Stocks (Identified Cost $522,331)		560,219

Total Long-Term Investments—98.6% (Identified Cost $522,331)		560,219

TOTAL INVESTMENTS—98.6% (Identified Cost $522,331)		$560,219
Other assets and liabilities, net—1.4%		7,879
NET ASSETS—100.0%		$568,098

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	94%
Jersey	2
China	1
Curaçao	1
Canada	1
Bermuda	1
Total	100%
† % of total investments as of September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$560,219	$560,219
Total Investments	$560,219	$560,219
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.